CONTINGENCIES AND CAPITAL COMMITMENTS (Narrative) (Details) S/ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PEN (S/)	Jan. 31, 2025 USD ($)
Government of Cte d'Ivoire
Disclosure of other provisions
Potential early payment termination amount		$ 16.5
Civil Work
Disclosure of other provisions
Capital commitments		1.8
Peru
Disclosure of other provisions
Payment of disputed amount		1.2	S/ 4.3
Peru | 2010 Tax Period
Disclosure of other provisions
Payment of disputed amount		1.2	4.3
Income tax interest and penalties		0.8	2.9
Peru | 2011 Tax Period
Disclosure of other provisions
Payment of disputed amount		0.7	2.8
Income tax interest and penalties		0.4	S/ 1.7
Cte d'Ivoire
Disclosure of other provisions
Additional early termination payments, cumulative fee		5.2
Caylloma Mine
Disclosure of other provisions
Undiscounted closure costs	$ 18.2
Progressive closure activities	2.4
Post closure activities	2.3
Guarantees with government current year	$ 13.5	$ 12.9
Caylloma Mine | Entering into significant commitments or contingent liabilities [member]
Disclosure of other provisions
Guarantees with government current year				$ 15.2